Cover	Mar. 22, 2024
Cover [Abstract]
Entity Registrant Name	Astra Energy, Inc.
Entity Central Index Key	0001231339
Document Type	8-K/A
Amendment Flag	true
Amendment Description	NA
Entity Emerging Growth Company	false
Document Period End Date	Mar. 22, 2024
Entity File Number	000-52205
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3113571
Entity Address Address Line 1	9565 Waples Street
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	705-2919
Security 12b Title	Common
Trading Symbol	ASRE